Average Annual Total Returns - Science and Technology Fund	Fund Shares Return Before Taxes 1 Year	Fund Shares Return Before Taxes 5 Years	Fund Shares Return Before Taxes 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years	Fund Shares Return After Taxes on Distributions 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years (or Life of Class)	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years (or Life of Class)		S&P 500® Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) 10 Years (or Life of Class)	S&P North American Technology Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P North American Technology Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P North American Technology Index (reflects no deduction for fees, expenses, or taxes) 10 Years (or Life of Class)	S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses, or taxes) 10 Years (or Life of Class)	Lipper Science & Technology Funds Index (reflects no deduction for taxes) 1 Year	Lipper Science & Technology Funds Index (reflects no deduction for taxes) 5 Years	Lipper Science & Technology Funds Index (reflects no deduction for taxes) 10 Years (or Life of Class)
Total	37.77%	15.35%	16.52%	30.51%	12.24%	14.30%	27.40%	11.77%	13.43%	29.45%	13.67%	16.83%	[1]	31.49%	11.69%	13.55%	42.68%	20.34%	17.55%	20.87%	10.69%	15.17%	39.75%	16.45%	15.37%

[1]	The inception date of the Class A shares (redesignated from Adviser Shares) is August 1, 2010.